Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Deductible temporary differences:
Allowance for loan losses	₨ 12,576.7	$ 201.8	₨ 11,221.9
Unrealized loss on securities available for sale	0.0	0.0	6,274.7
Investments, others	4.6	0.1	441.9
Derivatives	820.9	13.2	489.7
Employee benefits	1,225.8	19.7	2,048.5
Others	3,212.8	51.5	2,935.0
Deferred tax asset	17,840.8	286.3	23,411.7
Taxable temporary differences:
Property and equipment	891.3	14.3	783.6
Loan origination cost	1,944.9	31.2	1,577.2
Unrealized gain on securities available for sale	5,209.8	83.6	0.0
Intangible assets	4.1	0.1	78.5
Deferred tax liability	8,050.1	129.2	2,439.3
Net deferred tax asset (liability)	₨ 9,790.7	$ 157.1	₨ 20,972.4